Income Taxes	9 Months Ended
Sep. 23, 2012
Income Taxes

11. INCOME TAXES

The provision for federal income taxes for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 consisted of the following:

	2009	2010	2011
Current income tax expense
Federal	$—	$—	$—
State	195	210	436

Total current income tax expense	195	210	436
Deferred income tax expense
Federal	882	1,006	755
State	—	212	443

Total deferred income tax expense	882	1,218	1,198

Total income tax expense	$1,077	$1,428	$1,634

Temporary differences between the tax and financial reporting basis of assets and liabilities that give rise to the deferred income tax assets (liabilities) and their related tax effects at December 26, 2010 and December 25, 2011 are as follows:

	2010	2011
Deferred tax assets:
Net operating loss carryforwards	$3,635	$5,997
Accrued liabilities	170	417
General business credits	2,098	3,144
Stock-based compensation	313	443
Other	62	91

Total deferred tax assets	6,278	10,092
Deferred tax liability:
Intangibles	(3,937)	(5,037)
Prepaid expenses	(194)	(199)
Property and equipment	(3,539)	(7,295)
Other	(111)	(262)

Total deferred tax liabilities	(7,781)	(12,793)

Net deferred liabilities	$(1,503)	$(2,701)

The Company’s net operating loss carry forward of $17,602 at December 25, 2011 will expire in 2031. As of December 25, 2011, the Company has tax credits of $3,144 expiring in 2031. The following is a table showing the net operating loss by year of expiration:

YEAR CREATED	NET OPERATING LOSS	YEAR EXPIRING
2006	$458	2026
2007	2,441	2027
2008	4,293	2028
2009	2,883	2029
2010	3,144	2030
2011	4,383	2031

	$17,602

Deferred tax assets are reduced by a valuation allowance if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred taxes will not be realized. Both positive and negative evidence are considered in forming management’s judgment as to whether a valuation allowance is appropriate, and more weight is given to evidence that can be objectively verified. The tax benefits relating to any reversal of the valuation allowance on the deferred tax assets would be recognized as a reduction of future income tax expense. The Company believes that it will realize all of the deferred tax assets. Therefore, no valuation allowance has been recorded.

The effective income tax (benefit) expense differs from the federal statutory tax expense for the fiscal years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 as follows:

	FISCAL YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Expected income tax expense	$1,255	$1,604	$1,733	$1,494	$1,409
State tax expense, net of federal benefits	98	278	580	130	288
Non-deductible compensation	244	273	354	233	266
FICA tip credit	(576)	(706)	(1,040)	(656)	(783)
Other	56	(21)	7	47	63

Income tax expense	$1,077	$1,428	$1,634	$1,248	$1,243

The Company adopted authoritative guidance in regard to uncertain tax positions during 2009. The standard requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not (i.e. a likelihood of more than 50%) that the position would be sustained upon examination by tax authorities. A recognized tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Upon adoption, the Company determined that these new standards did not have a material effect on prior consolidated financial statements and therefore no change was made to the opening balance of retained earnings. The standards also require that changes in judgment that result in subsequent recognition, derecognition or change in a measurement of a tax position taken in a prior annual period (including any related interest and penalties) be recognized as a discrete item in the interim period in which the change occurs. As of December 27, 2009, December 26, 2010, December 25, 2011 and September 23, 2012, the Company recognized no liability for uncertain tax positions.

It is the Company’s policy to include any penalties and interest related to income taxes in its income tax provision. However, the Company currently has no penalties or interest related to income taxes. The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 29, 2008 through December 25, 2011.